United States
Securities and Exchange Commission
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22878

Rx Funds Trust
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, 2nd Floor, New York, NY  10105
 (Address of principal executive offices)   (Zip code)

John J. Pileggi, President, 1345 Avenue of the Americas, 2nd Floor, New York, NY  10105

(Name and address of agent for service)
with a copy to:
Jon Rand, Esq.
Dechert LLP
1095 Avenue of the Americas
 New York, NY 10036-6797

Registrant's telephone number, including area code: (646) 747-3477

Date of fiscal year end: 10/31/2016

Date of reporting period: 04/30/2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1).

RX Funds™

2016 Semi-Annual Report

April 30, 2016

Rx Tactical Rotation Fund

Rx MAR Tactical Moderate Growth Fund

Rx MAR Tactical Growth Fund

RISKX™ INVESTMENTS

Rx Funds Trust

Semi-Annual Report – April 30, 2016 (Unaudited)

Schedule of Investments
Rx Tactical Rotation Fund	1
Rx MAR Tactical Moderate Growth Fund	3
Rx MAR Tactical Growth Fund	4

Statements of Assets and Liabilities	5
Statements of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	10
Notes to Financial Statements	14

Additional Fund Information
Portfolio Summaries	21
Table of Shareholder Expenses	22

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the portfolio securities is available without charge, upon request, by calling 1-866-410-2006 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-866-410-2006 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Holdings. The Funds file complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q, which are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Rx Funds Trust	Schedule of Investments
Rx Tactical Rotation Fund	April 30, 2016 (Unaudited)

Security Description	Shares	Value ($)
Exchange Traded Products — 96.1%
International Equity Exchange Traded Products — 4.1%
Vanguard FTSE All-World ex-US ETF	141	6,212
Vanguard FTSE All-World ex-US Small-Cap ETF	18	1,732
		7,944
International Fixed Income Exchange Traded Products — 1.9%
Market Vectors J.P. Morgan Emerging Markets Local Currency Bond ETF	76	1,440
PowerShares Global Emerging Markets Sovereign Debt	80	2,289
		3,729
U.S. Alternative Exchange Traded Product — 0.8%
Vanguard REIT ETF	20	1,637

U.S. Equity Exchange Traded Products — 86.7%
Guggenheim S&P 500 Equal Weight ETF	276	21,945
Guggenheim S&P 500 Pure Value ETF	350	18,172
iShares Core S&P Small-Cap ETF	72	8,202
iShares MSCI USA Minimum Volatility ETF	694	30,376
iShares MSCI USA Momentum Factor ETF	320	23,245
ProShares S&P 500 Dividend Aristocrats ETF	477	25,157
Consumer Discretionary Select Sector SPDR Fund	63	4,986
Consumer Staples Select Sector SPDR Fund	136	7,113
Energy Select Sector SPDR Fund	19	1,283
Industrial Select Sector SPDR Fund	129	7,245
Materials Select Sector SPDR Fund	32	1,507
SPDR S&P 500 ETF Trust	41	8,458
Technology Select Sector SPDR Fund	113	4,761
Utilities Select Sector SPDR Fund	148	7,166
		169,616
U.S. Fixed Income Exchange Traded Products — 2.6%
iShares iBoxx Investment Grade Corporate Bond ETF	10	1,203
iShares Barclays 20+ Year Treasury Bond ETF	4	517
iShares U.S. Preferred Stock ETF	53	2,077
Vanguard High Dividend Yield ETF	18	1,252
		5,049
Total Exchange Traded Products (Cost $183,254)		187,975

Short-Term Investment — 15.7%
Money Market Fund — 15.7%
Federated Government Obligations Fund, Institutional Shares, 0.21% (a)	30,754	30,754
Total Short-Term Investment (Cost $30,754)		30,754

Total Investments (Cost $214,008(b)) — 111.8%		$218,729

Liabilities in excess of other assets — (11.8)%		(22,999)

NET ASSETS — 100.0%		$195,730

(a)  Rate listed is the 7-day effective yield at 4/30/16.

(b)  See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations

ETF— Exchange Traded Fund

The Accompanying Notes are an Integral Part of these Financial Statements.

Rx Funds Trust	Schedule of Investments (Continued)
Rx Tactical Rotation Fund	April 30, 2016 (Unaudited)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investment at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Products	$187,975	$—	$—	$187,975
Short-Term Investment	30,754	—	—	30,754
Total Investments	$218,729	$—	$—	$218,729

The Accompanying Notes are an Integral Part of these Financial Statements.

Rx Funds Trust	Schedule of Investments
Rx MAR Tactical Moderate Growth Fund	April 30, 2016 (Unaudited)

Security Description	Shares	Value ($)
Exchange Traded Products — 92.7%
International Equity Exchange Traded Product — 10.0%
iShares MSCI United Kingdom ETF	84,717	1,381,734

U.S. Alternative Exchange Traded Product — 4.9%
iShares Gold Trust (a)	54,530	680,534

U.S. Equity Exchange Traded Products — 37.4%
iShares Core S&P Small-Cap ETF	17,965	2,046,573
SPDR S&P 500 ETF Trust	5,302	1,093,802
SPDR S&P MidCap 400 ETF Trust	7,709	2,049,438
		5,189,813
U.S. Fixed Income Exchange Traded Products — 40.4%
iShares Barclays 20+ Year Treasury Bond ETF (b)	32,665	4,226,198
iShares MBS ETF	12,692	1,388,505
		5,614,703
Total Exchange Traded Products (Cost $12,659,801)		12,866,784

Short-Term Investment — 8.5%
Money Market Fund — 8.5%
Federated Government Obligations Fund, Institutional Shares, 0.21% (c)	1,179,163	1,179,163
Total Short-Term Investment (Cost $1,179,163)		1,179,163

Total Investments (Cost $13,838,964(d)) — 101.2%		$14,045,947

Liabilities in excess of other assets — (1.2)%		(166,348)

NET ASSETS — 100.0%		$13,879,599

(a)	Non-income producing security.
(b)

The Fund’s investment in the iShares Barclays 20+ Year Treasury Bond ETF represents 30.1% of the Fund’s total investments. For further financial information, available upon request at no charge, on the iShares Barclays 20+ Year Treasury Bond ETF please go to the U.S. Securities and Exchange Commission’s website at http://www.sec.gov or call 1-800-368-2745.

(c)	Rate listed is the 7-day effective yield at 4/30/16.
(d)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations

ETF — Exchange-Traded Fund

MBS — Mortgage-backed Security

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investment at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Products	$12,866,784	$—	$—	$12,866,784
Short-Term Investment	1,179,163	—	—	1,179,163
Total Investments	$14,045,947	$—	$—	$14,045,947

The Accompanying Notes are an Integral Part of these Financial Statements.

Rx Funds Trust	Schedule of Investments
Rx MAR Tactical Growth Fund	April 30, 2016 (Unaudited)

Security Description	Shares	Value ($)
Exchange Traded Products — 98.3%
International Equity Exchange Traded Product — 10.0%
iShares MSCI United Kingdom ETF	81,062	1,322,121

U.S. Alternative Exchange Traded Product — 5.1%
iShares Gold Trust (a)	54,119	675,405

U.S. Equity Exchange Traded Products — 43.0%
iShares Core S&P Small-Cap ETF	17,342	1,975,601
SPDR S&P 500 ETF Trust	8,303	1,712,909
SPDR S&P MidCap 400 ETF Trust	7,432	1,975,797
		5,664,307
U.S. Fixed Income Exchange Traded Products — 40.2%
iShares Barclays 20+ Year Treasury Bond ETF (b)	30,783	3,982,705
iShares MBS ETF	12,100	1,323,740
		5,306,445
Total Exchange Traded Products (Cost $12,659,189)		12,968,278

Short-Term Investment — 2.0%
Money Market Fund — 2.0%
Federated Government Obligations Fund, Institutional Shares, 0.21% (c)	259,769	259,769
Total Short-Term Investment (Cost $259,769)		259,769

Total Investments (Cost $12,918,958(d)) — 100.3%		$13,228,047

Liabilities in excess of other assets — (0.3)%		(44,542)

NET ASSETS — 100.0%		$13,183,505

(a)	Non-income producing security.
(b)

The Fund’s investment in the iShares Barclays 20+ Year Treasury Bond ETF represents 30.1% of the Fund’s total investments. For further financial information, available upon request at no charge, on the iShares Barclays 20+ Year Treasury Bond ETF please go to the U.S. Securities and Exchange Commission’s website at http://www.sec.gov or call 1-800-368-2745.

(c)	Rate listed is the 7-day effective yield at 4/30/16.
(d)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations

ETF — Exchange-Traded Fund

MBS — Mortgage-backed Security

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investment at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Products	$12,968,278	$—	$—	$12,968,278
Short-Term Investment	259,769	—	—	259,769
Total Investments	$13,228,047	$—	$—	$13,228,047

The Accompanying Notes are an Integral Part of these Financial Statements.

Rx Funds Trust
Statements of Assets and Liabilities
April 30, 2016 (Unaudited)

	Rx Tactical Rotation Fund	Rx MAR Tactical Moderate Growth Fund	Rx MAR Tactical Growth Fund
Assets
Investments, at cost	$214,008	$13,838,964	$12,918,958
Investments, at value	$218,729	$14,045,947	$13,228,047
Interest and dividends receivable	5	4,990	907
Receivable for capital shares issued	4,264	1,297	2,165
Receivable for investments sold	—	5,085	—
Receivable from Investment Adviser	6,220	7,411	6,936
Prepaid expenses	—	12,813	12,026
Total assets	$229,218	$14,077,543	$13,250,081

Liabilities
Due to custodian	—	1,177	—
Payable for investments purchased	—	140,907	—
Payable for capital shares redeemed	—	1,300	12,013
Accrued expenses and other payables:
Administration	13	1,363	1,400
Distribution and Service	9	13,842	12,143
Trustees	110	425	415
Other	33,356	38,930	40,605
Total liabilities	33,488	197,944	66,576
Net Assets	$195,730	$13,879,599	$13,183,505

Composition of Net Assets
Capital	$199,591	$14,457,162	$13,967,068
Accumulated net investment income	104	35,202	31,756
Accumulated net realized losses from investment transactions	(8,686)	(819,748)	(1,124,408)
Net unrealized appreciation	4,721	206,983	309,089
Net Assets	$195,730	$13,879,599	$13,183,505

Net Assets By Share Class
Institutional Class Shares	$148,789	$3,486,352	$3,964,927
Class A Shares	46,058	7,872,406	6,088,753
Class C Shares	883	2,520,841	3,129,825
Net Assets	$195,730	$13,879,599	$13,183,505

Shares Outstanding (unlimited number of shares authorized @ $0.001 par value)
Institutional Class Shares	15,920	333,981	386,511
Class A Shares	4,937	759,883	598,206
Class C Shares	95	246,304	311,282

Net Asset Value, Offering Price and Redemption Price per share
Institutional Class Shares	$9.35	$10.44	$10.26
Class A Shares	$9.33	$10.36	$10.18
Class C Shares*	$9.29	$10.23	$10.05

Maximum Sales Charge
Class A Shares	5.75%	5.75%	5.75%
Class C Shares**	1.00%	1.00%	1.00%

Maximum Offering Price per share (Net Asset Value/100% minus maximum sales charge of net asset value, adjusted to the nearest cent)
Class A Shares	$9.90	$10.99	$10.80

*	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
**	Class C shares will be assessed a 1.00% contingent deferred sales charge if redeemed within one year of date of purchase.

The Accompanying Notes are an Integral Part of these Financial Statements.

Rx Funds Trust
Statements of Operations
For the Six Months Ended April 30, 2016 (Unaudited)

	Rx Tactical Rotation Fund	Rx MAR Tactical Moderate Growth Fund	Rx MAR Tactical Growth Fund
Investment Income:
Dividend	$994	$225,517	$184,581
Total Investment Income	994	225,517	184,581

Expenses:
Investment Advisory	534	34,562	33,932
Administration	67	11,071	10,282
Distribution - Class A Shares	32	9,720	9,350
Distribution - Class C Shares	4	11,090	16,187
Service - Class A Shares	32	9,720	9,350
Service - Class C Shares	2	3,697	5,396
Fund Accounting	10,690	10,741	10,716
Audit	10,336	10,842	10,849
Compliance Services	6,724	11,535	11,786
Custodian	2,690	2,836	2,956
Legal	1,793	1,891	1,971
Shareholder Reporting	4,475	6,961	6,465
State Registration	4,467	14,918	13,923
Transfer Agent	13,178	31,227	34,807
Trustees	4,530	4,776	4,980
Insurance	1,265	1,334	1,390
Other	2,486	2,620	2,491
Total expenses before fee reductions	63,305	179,541	186,831
Expenses reduced by: Adviser/Sub-Adviser	(62,745)	(95,672)	(92,049)
Distribution/Service fees (Class A)	(15)	(4,650)	(4,477)
Net Expenses	545	79,219	90,305

Net Investment Income	449	146,298	94,276

Realized and unrealized gains (losses) on investment transactions:
Net realized losses from investment transactions	(6,904)	(348,713)	(823,841)
Net change in unrealized appreciation from investments	4,067	177,220	232,008
Net realized and unrealized losses	(2,837)	(171,493)	(591,833)

Net decrease in net assets resulting from operations	$(2,388)	$(25,195)	$(497,557)

The Accompanying Notes are an Integral Part of these Financial Statements.

Rx Funds Trust
Statements of Changes in Net Assets

	Rx Tactical Rotation Fund		Rx MAR Tactical Moderate Growth Fund
	Six Months Ended April 30, 2016 (Unaudited)	Period Ended October 31, 2015*	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Investment Operations:
Net investment income	$449	$16	$146,298	$62,304
Net realized losses	(6,904)	(1,782)	(348,713)	(455,703)
Net change in unrealized appreciation/(depreciation)	4,067	654	177,220	(85,167)
Net decrease in net assets resulting from operations	(2,388)	(1,112)	(25,195)	(478,566)

Distributions:
From net investment income:
Institutional Class Shares	(1,082)	—	(64,517)	(13,321)
Class A Shares	(283)	—	(55,023)	(13,040)
Class C Shares	(8)	—	(19,601)	(6,431)
Decrease in net assets from distributions	(1,373)	—	(139,141)	(32,792)

Net increase (decrease) in net assets from capital transactions	116,561	84,042	(5,824,084)	12,447,477
Total increase (decrease) in net assets	112,800	82,930	(5,988,420)	11,936,119

Net Assets:
Beginning of period	82,930	—	19,868,019	7,931,900
End of period	$195,730	$82,930	$13,879,599	$19,868,019
Accumulated net investment income	$104	$1,028	$35,202	$28,045

Capital Transactions:
Institutional Class Shares
Proceeds from shares issued	$104,893	$56,673 **	$989,049	$8,824,035
Dividends reinvested	876	—	64,473	13,321
Cost of shares redeemed	(10,116)	—	(5,894,643)	(2,602,686)
Institutional Class Shares capital transactions	95,653	56,673	(4,841,121)	6,234,670

Class A Shares
Proceeds from shares issued	20,725	26,428	3,226,128	7,670,161
Dividends reinvested	174	—	54,084	12,586
Cost of shares redeemed	—	—	(3,387,267)	(3,038,950)
Class A Shares capital transactions	20,899	26,428	(107,055)	4,643,797

Class C Shares
Proceeds from shares issued	—	941	87,101	2,023,883
Dividends reinvested	9	—	19,600	6,431
Cost of shares redeemed	—	—	(982,609)	(461,304)
Class C Shares capital transactions	9	941	(875,908)	1,569,010

Net increase (decrease) in net assets from capital transactions	$116,561	$84,042	$(5,824,084)	$12,447,477

Share Transactions:
Institutional Class Shares
Issued	11,119	5,809	97,028	817,345
Reinvested	92	—	6,284	1,229
Redeemed	(1,100)	—	(576,607)	(240,812)
Change in Institutional Class Shares	10,111	5,809	(473,295)	577,762

Class A Shares
Issued	2,198	2,721	317,882	715,204
Reinvested	18	—	5,303	1,165
Redeemed	—	—	(332,978)	(280,787)
Change in Class A Shares	2,216	2,721	(9,793)	435,582

Class C Shares
Issued	—	94	8,681	190,676
Reinvested	1	—	1,943	598
Redeemed	—	—	(97,665)	(43,546)
Change in Class C Shares	1	94	(87,041)	147,728

*	From August 5, 2015 (commencement of operations) through October 31, 2015.
**	Net of offering costs.

The Accompanying Notes are an Integral Part of these Financial Statements.

Rx Funds Trust
Statements of Changes in Net Assets - (Continued)

	Rx MAR Tactical Growth Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Investment Operations:
Net investment income	$94,276	$26,342
Net realized losses	(823,841)	(265,764)
Net change in unrealized appreciation/(depreciation)	232,008	(199,527)
Net decrease in net assets resulting from operations	(497,557)	(438,949)

Distributions:
From net investment income:
Institutional Class Shares	(16,540)	(6,273)
Class A Shares	(20,887)	(24,383)
Class C Shares	(7,997)	(14,874)
Decrease in net assets from distributions	(45,424)	(45,530)

Net increase (decrease) in net assets from capital transactions	(6,463,424)	13,035,026
Total increase (decrease) in net assets	(7,006,405)	12,550,547

Net Assets:
Beginning of period	20,189,910	7,639,363
End of period	$13,183,505	$20,189,910
Accumulated (distributions in excess of) net investment income	$31,756	$(17,096)

Capital Transactions:
Institutional Class Shares
Proceeds from shares issued	$355,399	$5,931,690
Dividends reinvested	16,467	6,273
Cost of shares redeemed	(1,875,643)	(3,394,660)
Institutional Class Shares capital transactions	(1,503,777)	2,543,303

Class A Shares
Proceeds from shares issued	1,168,178	14,008,550
Dividends reinvested	18,965	16,245
Cost of shares redeemed	(3,940,565)	(7,137,861)
Class A Shares capital transactions	(2,753,422)	6,886,934

Class C Shares
Proceeds from shares issued	118,581	4,115,582
Dividends reinvested	6,499	12,366
Cost of shares redeemed	(2,331,305)	(523,159)
Class C Shares capital transactions	(2,206,225)	3,604,789

Net increase (decrease) in net assets from capital transactions	$(6,463,424)	$13,035,026

The Accompanying Notes are an Integral Part of these Financial Statements.

Rx Funds Trust
Statements of Changes in Net Assets - (Continued)

	Rx MAR Tactical Growth Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Share Transactions:
Institutional Class Shares
Issued	35,132	555,521
Reinvested	1,599	582
Redeemed	(184,937)	(319,100)
Change in Institutional Class Shares	(148,206)	237,003

Class A Shares
Issued	116,235	1,313,926
Reinvested	1,854	1,512
Redeemed	(390,822)	(677,140)
Change in Class A Shares	(272,733)	638,298

Class C Shares
Issued	12,042	390,836
Reinvested	642	1,158
Redeemed	(237,815)	(49,189)
Change in Class C Shares	(225,131)	342,805

The Accompanying Notes are an Integral Part of these Financial Statements.

Rx Funds Trust
Financial Highlights
Selected data for a share outstanding throughout the period indicated.

	Per Share Data
		Investment Operations				Distributions From
	Net Asset Value, Beginning of Period	Net investment income (loss)*		Net realized and unrealized gains (losses)	Total Increase (Decrease) from operations	Net investment income	Net realized gains	Total Distributions	Net Asset Value, End of Period
Rx Tactical Rotation Fund

Institutional Class Shares
For the six months ended
4/30/2016 (unaudited)	$9.62	$0.04		$(0.20)	$(0.16)	$(0.11)	$—	$(0.11)	$9.35
For the period from
8/5/2015 (c) thru 10/31/2015	$10.00	$0.01		$(0.39)	$(0.38)	$—	$—	$—	$9.62

Class A Shares
For the six months ended
4/30/2016 (unaudited)	$9.61	$0.03		$(0.21)	$(0.18)	$(0.10)	$—	$(0.10)	$9.33
For the period from
8/5/2015 (c) thru 10/31/2015	$10.00	$(0.00	)^	$(0.39)	$(0.39)	$—	$—	$—	$9.61

Class C Shares
For the six months ended
4/30/2016 (unaudited)	$9.60	$0.00	^	$(0.22)	$(0.22)	$(0.09)	$—	$(0.09)	$9.29
For the period from
8/5/2015 (c) thru 10/31/2015	$10.00	$(0.01)		$(0.39)	$(0.40)	$—	$—	$—	$9.60

Rx MAR Tactical Moderate Growth Fund

Institutional Class Shares
For the six months ended
4/30/2016 (unaudited)	$10.46	$0.10		$(0.04)	$0.06	$(0.08)	$—	$(0.08)	$10.44
For the year ended
10/31/2015	$10.62	$0.08		$(0.19)	$(0.11)	$(0.05)	$—	$(0.05)	$10.46
For the period from
12/19/2013 (c) thru 10/31/2014	$10.00	$0.02	+	$0.60	$0.62	$—	$—	$—	$10.62

Class A Shares
For the six months ended
4/30/2016 (unaudited)	$10.39	$0.08		$(0.04)	$0.04	$(0.07)	$—	$(0.07)	$10.36
For the year ended
10/31/2015	$10.59	$0.05		$(0.21)	$(0.16)	$(0.04)	$—	$(0.04)	$10.39
For the period from
12/19/2013 (c) thru 10/31/2014	$10.00	$(0.00	)^+	$0.59	$0.59	$—	$—	$—	$10.59

Class C Shares
For the six months ended
4/30/2016 (unaudited)	$10.29	$0.05		$(0.05)	$0.00 ^	$(0.06)	$—	$(0.06)	$10.23
For the year ended
10/31/2015	$10.54	$(0.02)		$(0.20)	$(0.22)	$(0.03)	$—	$(0.03)	$10.29
For the period from
12/19/2013 (c) thru 10/31/2014	$10.00	$(0.01	)+	$0.55	$0.54	$—	$—	$—	$10.54

(a)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	Date of commencement of operations.
*	Calculated based on average shares outstanding during the period, unless otherwise noted.
**	Not annualized for periods less than one year.
+	Calculated based on ending shares during the period.

The Accompanying Notes are an Integral Part of these Financial Statements.

Ratios/Supplemental Data

Total Return (excludes sales charge)**	Net Assets, End of Period (000's)	Ratio of net expenses to average net assets***	Ratio of gross expenses to average net assets(a)***	Ratio of net investment income (loss) to average net assets***	Portfolio turnover rate(b)**

(1.67%)	$149	0.91%	117.42%	0.89%	136%

(3.80%)	$56	0.88%	322.96%	0.27%	232%

(1.85%)	$46	1.29%	117.92%	0.67%	136%

(3.90%)	$26	1.13%	323.21%	(0.13%)	232%

(2.30%)	$1	1.91%	118.42%	0.05%	136%

(4.00%)	$1	1.60%	323.68%	(0.53%)	232%

0.59%	$3,486	0.54%	1.62%	2.02%	111%

(1.10%)	$8,440	0.94%	1.99%	0.70%	138%

6.20%	$2,438	0.90%	5.03%	0.72%	79%

0.43%	$7,873	0.95%	2.15%	1.57%	111%

(1.54%)	$7,998	1.27%	2.40%	0.42%	138%

5.90%	$3,538	1.28%	5.53%	0.10%	79%

0.03%	$2,521	1.58%	2.66%	0.99%	111%

(2.11%)	$3,429	1.87%	2.92%	(0.22%)	138%

5.40%	$1,956	1.90%	6.03%	(0.32%)	79%
***	Annualized for periods less than one year.
^	Rounds to less than $0.01.

The Accompanying Notes are an Integral Part of these Financial Statements.

Rx Funds Trust
Financial Highlights - (Continued)
Selected data for a share outstanding throughout the period indicated.

	Per Share Data
		Investment Operations				Distributions From
	Net Asset Value, Beginning of Period	Net investment income (loss)*		Net realized and unrealized gains (losses)	Total Increase (Decrease) from operations	Net investment income	Net realized gains	Total Distributions	Net Asset Value, End of Period
Rx MAR Tactical Growth Fund

Institutional Class Shares
For the six months ended
4/30/2016 (unaudited)	$10.48	$0.08		$(0.27)	$(0.19)	$(0.03)	$—	$(0.03)	$10.26
For the year ended
10/31/2015	$10.59	$0.06		$(0.12)	$(0.06)	$(0.05)	$—	$(0.05)	$10.48
For the period from
12/19/2013 (c) thru 10/31/2014	$10.00	$0.04	+	$0.55	$0.59	$—	$—	$—	$10.59

Class A Shares
For the six months ended
4/30/2016 (unaudited)	$10.41	$0.06		$(0.26)	$(0.20)	$(0.03)	$—	$(0.03)	$10.18
For the year ended
10/31/2015	$10.55	$0.04		$(0.14)	$(0.10)	$(0.04)	$—	$(0.04)	$10.41
For the period from
12/19/2013 (c) thru 10/31/2014	$10.00	$(0.00)	^+	$0.55	$0.55	$—	$—	$—	$10.55

Class C Shares
For the six months ended
4/30/2016 (unaudited)	$10.30	$0.03		$(0.26)	$(0.23)	$(0.02)	$—	$(0.02)	$10.05
For the year ended
10/31/2015	$10.50	$(0.03)		$(0.13)	$(0.16)	$(0.04)	$—	$(0.04)	$10.30
For the period from
12/19/2013 (c) thru 10/31/2014	$10.00	$(0.01	)+	$0.51	$0.50	$—	$—	$—	$10.50

(a)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	Date of commencement of operations.
*	Calculated based on average shares outstanding during the period, unless otherwise noted.
**	Not annualized for periods less than one year.
***	Annualized for periods less than one year.
^	Rounds to less than $0.01.
+	Calculated based on ending shares during the period.

The Accompanying Notes are an Integral Part of these Financial Statements.

Ratios/Supplemental Data

Total Return (excludes sales charge)**	Net Assets, End of Period (000's)	Ratio of net expenses to average net assets***	Ratio of gross expenses to average net assets(a)***	Ratio of net investment income (loss) to average net assets***	Portfolio turnover rate(b)**

(1.78%)	$3,965	0.66%	1.78%	1.59%	114%

(0.59%)	$5,601	0.99%	1.93%	0.52%	150%

5.90%	$3,152	0.95%	4.52%	0.56%	89%

(1.95%)	$6,089	1.05%	2.29%	1.17%	114%

(0.92%)	$9,063	1.33%	2.35%	0.38%	150%

5.50%	$2,454	1.33%	5.02%	(0.19%)	89%

(2.27%)	$3,130	1.67%	2.79%	0.64%	114%

(1.57%)	$5,525	1.92%	2.86%	(0.32%)	150%

5.00%	$2,033	1.95%	5.52%	(0.62%)	89%

The Accompanying Notes are an Integral Part of these Financial Statements.

Rx Funds Trust

Notes to Financial Statements
April 30, 2016 (Unaudited)

1.   Organization:

Rx Funds Trust (the “Trust”) is a Delaware business statutory trust that was organized on June 28, 2013, as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of April 30, 2016, the Trust offered three series, or mutual funds, the Rx Tactical Rotation Fund, the Rx MAR Tactical Moderate Growth Fund, and the Rx MAR Tactical Growth Fund, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of each of the three series (individually, a “Fund”; collectively, the “Funds”).

The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest each with a par value of $0.001. Each fund offers three classes of shares: Class A, Class C, and Institutional Class. Each share class is identical except as to distribution and service fees borne by each class. Each share represents an equal proportionate interest in a Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund. All of the Funds are non-diversified under the 1940 Act.

2.   Significant Accounting Policies:

The Funds are investment companies and follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Use of Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires the Funds to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Funds believe that the estimates utilized in preparing the financial statements are reasonable and prudent, however, actual results could differ from these estimates.

Investment Valuation

Portfolio securities listed or traded on domestic securities exchanges or the Nasdaq are valued at the market value as of the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern Time (“Valuation Time”). If there have been no sales for that day on any exchange or system for a security, the security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the Nasdaq official closing price, if applicable. Debt securities held by a Fund generally are valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in investment companies are valued at their net asset values as reported by such companies. The differences between cost and fair values of such investments are reflected as unrealized appreciation or depreciation.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded or at fair value (see description below). Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the accompanying Statement of Operations.

Securities for which prices from the Funds’ pricing services are not readily available are valued at fair value by RiskX Investments, LLC (“RiskX Investments” or the “Adviser”) or the sub-adviser in accordance with guidelines approved by the Trust’s Board of Trustees. For securities traded principally on foreign exchanges, the Funds may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of a Fund’s NAV, which a Fund believes affects the value of the security since its last market quotation. Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions). In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of the close of the relevant foreign market and the close of the NYSE.

Rx Funds Trust

Notes to Financial Statements (Continued) (Unaudited)

2.   Significant Accounting Policies: (Continued)

FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

● Level 1	– quoted prices in active markets for identical securities

● Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3	– significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of April 30, 2016, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included in each Fund’s schedule of portfolio investments, which also includes a breakdown of the Fund’s investments by geographic, or industry concentration or type of investment.

With respect to the Funds, there were no transfers into and out of any level during the current quarter presented. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The valuation of a Level 3 security will be dealt with on a case by case basis and will depend upon the circumstances surrounding that security. In determining a fair value, the Funds’ Adviser will assess a value that they might reasonably expect to receive for a security upon its current sale. Methods for valuing securities may include, but are not limited to, multiple earnings; discount from market of a similar freely traded security; yield to maturity; prior market values of the security; and ratings. To determine the appropriate valuation method, the following general factors are considered: the fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities; the evaluation of the forces which influence the market in which the securities are purchased and sold; and any other relevant factors.

Investment Transactions and Related Income

During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains and/or losses from sales of securities are determined on the specific identification cost method. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or the accretion of discounts. Dividend income and realized gain distributions from underlying investments are recognized on the ex-dividend date. Income and realized and unrealized gains and/or losses are allocated among the classes based upon the proportion of relative net assets. Realized gains and/or losses on principal payments of mortgage-backed and asset-backed securities (paydown gains and losses) are classified as part of interest income.

Expenses

Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated among the respective funds based on relative daily net assets or another appropriate basis. Expenses specific to a class are charged to that class.

Distributions to Shareholders

Distributions from net investment income and net realized capital gains, if any, are declared and distributed at least annually.

Distributions from net investment income and from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are primarily due to differing treatments for mortgage-backed securities and deferrals of certain losses.

These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. Distributions to shareholders, which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

Rx Funds Trust

Notes to Financial Statements (Continued) (Unaudited)

2.   Significant Accounting Policies: (Continued)

Federal Income Taxes

The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

Recent Developments and Accounting Pronouncements

In May 2015, FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

3.   Related Party Transactions:

RiskX Investments serves as the investment adviser to the Rx Tactical Rotation Fund pursuant to an investment advisory agreement between the Trust and RiskX Investments dated August 4, 2015. The initial term is for two years and yearly thereafter upon approval by the Board of Trustees (including a majority of those trustees who are not considered to be “interested persons” of the fund or a party to the agreement, as that term is defined in the 1940 Act (“Independent Trustees”).

American Independence Financial Services, LLC (“American Independence”) had been the investment adviser to the Trust on behalf of the MAR Tactical Moderate Growth Fund and the MAR Tactical Growth Fund (together the “MAR Tactical Funds”) pursuant to an investment advisory agreement dated July 13, 2013 (the “Original Advisory Agreement”). On May 8, 2015, American Independence entered into a definitive agreement with FolioMetrix LLC (“Folio”) and FolioMetrix Funding LLC (“Funding”) whereby Folio would sell its assets to American Independence and Funding would enter into various loans with American Independence for the purpose of funding such acquisition (the “Transaction”). The Original Advisory Agreement was terminated in accordance with its terms and pursuant to the 1940 Act on July 31, 2015, upon closing of the Transaction, and at which time American Independence became known as RiskX Investments, LLC. On August 1, 2015, an Interim Investment Advisory Agreement was entered into between RiskX Investments and the Trust on behalf of the MAR Tactical Funds. At a meeting held on March 18 and 19, 2015, the Board of Trustees, including the Independent Trustees, approved the Interim Investment Advisory Agreement as well as a New Investment Advisory Agreement, to be effective upon the approval by each MAR Tactical Fund’s shareholders. A Special Meeting of Shareholders of the MAR Tactical Funds was held on March 21, 2016, to approve the proposed Investment Advisory Agreement between the Trust and RiskX Investments on behalf of the MAR Tactical Funds and shareholders approved the New Investment Advisory Agreement. The initial term is for two years and yearly thereafter upon approval by the Board of Trustees (including a majority of those trustees who are not considered to be “interested persons” of the fund or a party to the agreement, as that term is defined in the 1940 Act (“Independent Trustees”).

The Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to the percentages of each Fund’s average daily net assets as indicated in the table below. The Adviser is responsible for the investment management oversight in its role as investment adviser to all of the Funds.

Fees
Rx Tactical Rotation Fund	1.00%
Rx MAR Tactical Moderate Growth Fund	0.75%
Rx MAR Tactical Growth Fund	0.75%

The Adviser has engaged Newfound Research, LLC (“Newfound”) as the sub-adviser for the Rx Tactical Rotation Fund. The Trustees approved the agreement with Newfound at a meeting held on August 21, 2015. Newfound is headquartered at 425 Boylston Street, 3rd Floor, Boston, MA 02116.The initial term is for two years and yearly thereafter upon approval by the Board of Trustees (including a majority of those trustees who are not considered to be “interested persons” of the fund or a party to the agreement, as that term is defined in the 1940 Act (“Independent Trustees”).

The Adviser has engaged Frame Global Asset Management Limited (“Frame Global”) as the sub-adviser for the Rx MAR Tactical Moderate Growth Fund and the Rx MAR Tactical Growth Fund. Frame Global is headquartered at 20 Adelaide Street East, Suite 920, Toronto, Ontario, Canada M5C 2T6. At a meeting held on July 28, 2015, the Board of Trustees, including the Independent Trustees, approved a proposed Investment Sub-Advisory Agreement between RiskX Investments and Frame Global on behalf of the MAR Tactical Funds to be effective upon the approval by each MAR Tactical Fund’s shareholders. A Special Meeting of Shareholders of the MAR Tactical Funds was held on March 21, 2016 to approve the proposed Investment Sub-Advisory Agreement and shareholders approved the new Investment Sub-Advisory Agreement. The initial term is for two years and yearly thereafter upon approval by the Board of Trustees (including a majority of those trustees who are not considered to be “interested persons” of the fund or a party to the agreement, as that term is defined in the 1940 Act (“Independent Trustees”).

Rx Funds Trust

Notes to Financial Statements (Continued) (Unaudited)

3.   Related Party Transactions: (Continued)

Previous to Frame Global, Cougar Global Investments Limited served as the sub-adviser to the MAR Tactical Funds pursuant to a Mutual Fund Sub-Investment Advisory Agreement dated September 20, 2013, between the Adviser and Cougar Global. Effective May 1, 2015, Cougar Global was acquired by Eagle Asset Management and therefore the Sub-Advisory Agreement terminated in accordance with its terms and the 1940 Act. The Trustees of the Trust approved an interim sub-advisory agreement (“Interim Sub-Advisory Agreement”) at a meeting held on March 19, 2015, in anticipation of the acquisition. The Interim Sub-Advisory Agreement subsequently terminated effective September 28, 2015, pursuant to the 150 day term limit. Cougar Global continued to provide sub-investment advisory services to the MAR Tactical Funds until Frame Global assumed its responsibilities.

RiskX Investments is responsible for the investment management oversight in its role as adviser to all of the Funds and is responsible for overseeing the sub-advisory relationships. The portfolio managers or investment teams at each sub-adviser are responsible for the day-to-day management of the respective Fund. The sub-advisers are paid a fee by RiskX Investments out of the advisory fees received.

Pursuant to the expense limitation agreement, RiskX Investments has contractually agreed to waive a portion of its management fee and to reimburse expenses in order to maintain the Funds’ total operating expenses (excluding any taxes, interest expenses relating to dividends on short sales brokerage fees, non-routine expenses and acquired fund fees, where applicable) at not more than the following percentages of average annual net assets effective through March 1, 2017:

Fund	Institutional Class	Class A	Class C
Rx Tactical Rotation Fund	0.95%	1.33%	1.95%
Rx MAR Tactical Moderate Growth Fund	0.95%	1.33%	1.95%
Rx MAR Tactical Growth Fund	1.00%	1.38%	2.00%

The total operating expenses of the Fund noted below was maintained at the following levels as indicated (all other Funds were maintained at the same level as in the table above):

Fund	Period	Institutional Class	Class A	Class C
Rx Tactical Rotation Fund	Prior to March 1, 2016	0.90%	1.28%	1.90%

Under the terms of the expense limitation agreement, any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent total annual operating expenses (excluding any taxes, interest expenses relating to dividends on short sales, brokerage fees, non-routine expenses and acquired fund fees) for a fiscal year do not exceed the expense limit that was in place at the time the fees were waived or expenses were assumed. The Adviser shall only be entitled to recoup amounts for a period of three years from the date such amount was waived or reimbursed.

The following table presents amounts eligible for recovery at April 30, 2016:

	Rx Tactical Rotation Fund	Rx MAR Tactical Moderate Growth Fund	Rx MAR Tactical Growth Fund
For eligible expense reimbursements expiring:
October 31, 2017	$—	$93,520	$97,816
October 31, 2018	42,252	159,511	147,780
April 30, 2019	62,745	95,672	92,049
	$104,997	$348,703	$337,645

RiskX Investments also provides certain administrative services necessary for the Funds’ operations. The Funds are charged a fee for the services provided, and this fee is calculated based on each Fund’s average daily net assets at an annual rate of 0.125%.

RiskX Investments has entered into an agreement with UMB Fund Services, Inc. (“UMBFS”) whereby UMBFS provides the Funds with sub-administration services pursuant to a sub-administrative services agreement approved by the Board. For the services it provides, UMBFS earns a fee based on the aggregate net assets of all Funds in the Trust. RiskX Investments pays UMBFS and not the Funds.

Other principal service providers of the Funds include the following:

Pursuant to the Fund Accounting Services Agreement, UMBFS serves as the Trust’s fund accounting agent.

Matrix Capital Group, Inc. serves as the Funds’ distributor pursuant to a distribution agreement approved by the Board.

Boston Financial Data Services, Inc. serves as the Funds’ transfer agent and dividend disbursing agent.

INTRUST Bank N.A. serves as the Funds’ custodian.

Rx Funds Trust

Notes to Financial Statements (Continued) (Unaudited)

3.  Related Party Transactions: (Continued)

The Trust has contracted with Compliance Solutions Associates LLC (“CSA”) to provide services with respect to the monitoring of the Trust’s compliance program pursuant to rule 38a-1 of the 1940 Act. CSA has designated Thaddeus (“Ted”) Leszczynski as the Trust’s Chief Compliance Officer. For these services, the Trust pays CSA a monthly fee, plus any out-of-pocket expenses. The fees are allocated amongst the funds by first allocating half the fees evenly across the funds and then the other half on a pro rata basis based on average net assets. Mr. Leszczynski is also an employee of RiskX Investments and serves as its Chief Compliance Officer and Secretary.

Each Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows its Class A shares and Class C shares to pay a distribution and service fee, as defined by the Financial Industry Regulatory Authority (“FINRA”), from its assets for selling and distributing its shares. Each Fund can pay distribution and service fees at an annual rate of up to 0.50% of its Class A share assets, and up to 1.00% of its Class C share assets. These fees consist of up to 0.25% for shareholder services of the Class A assets and Class C assets, and up to 0.25% for distribution expenses, as defined by FINRA, of Class A assets and up to 0.75% of Class C assets.

During the six months ended April 30, 2016, a portion of the distribution or service fees were waived by the Adviser for Class A share assets. As of April 30, 2016, the Funds were assessing the full 0.25% and 0.75% of distribution fees for Class A shares and Class C shares respectively and were assessing only 0.13% and the full 0.25% of the shareholding services fees for Class A shares and Class C shares, respectively. Shareholder service fees for Class A shares paid to RiskX Investments for the six months ended April 30, 2016 were as follows:

Rx Tactical Rotation Fund	$14
Rx MAR Tactical Moderate Growth Fund	4,238
Rx MAR Tactical Growth Fund	4,125

4.    Shares of Beneficial Interest:

The Trust has an unlimited number of shares of beneficial interest, with a par value of $0.001, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. Establishment and offering of additional Funds will not alter the rights of the Trust’s shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. In any liquidation of a Fund, each shareholder is entitled to receive his/her pro rata share of the net assets of that Fund. For the financial reporting purposes shareholder transactions are accounted for on trade date on the last business day of the reporting period.

5.    Securities Transactions:

The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities, options, futures, and U.S. Government securities) for the six-month period ended April 30, 2016 were as follows:

	Purchases	Sales
Rx Tactical Rotation Fund	$264,501	$138,825
Rx MAR Tactical Moderate Growth Fund	19,072,556	25,525,119
Rx MAR Tactical Growth Fund	18,605,387	24,847,937

6.    Federal Income Tax Information:

At April 30, 2016, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation on Investments
Rx Tactical Rotation	$214,355	$5,352	$(978)	$4,374
Rx MAR Tactical Moderate Growth	13,890,465	223,045	(67,563)	155,482
Rx MAR Tactical Growth	12,955,964	325,243	(53,160)	272,083

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Rx Funds Trust

Notes to Financial Statements (Continued) (Unaudited)

6.      Federal Income Tax Information: (Continued)

The tax character of distributions paid during the fiscal years ended October 31, 2015 and October 31, 2014 were as follows:

	Rx Tactical Rotation	Rx MAR Tactical Moderate Growth		Rx MAR Tactical Growth
	Year Ended October 31, 2015	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2015	Year Ended October 31, 2014
Distributions paid from:
Ordinary Income	$—	$32,792	$—	$45,530	$—
Net long-term capital gains	—	—	—	—	—
Total taxable distributions	—	32,792	—	45,530	—
Tax exempt dividends	—	—	—	—	—
Total distributions paid	$—	$32,792	$—	$45,530	$—

As of October 31, 2015, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Rx Tactical Rotation	Rx MAR Tactical Moderate Growth	Rx MAR Tactical Growth
Undistributed ordinary income	$1,028	$28,045	$—
Undistributed long term capital gains	—	—	—
Tax accumulated earnings	1,028	28,045	—
Accumulated capital and other losses	(1,435)	(419,534)	(280,657)
Unrealized appreciation (depreciation) on investments	307	(21,738)	40,075
Total accumulated earnings (deficit)	$(100)	$(413,227)	$(240,582)

As of October 31, 2015, the following funds had net capital loss carryforwards which are available to offset future net capital gains, if any:

	Rx Tactical Rotation	Rx MAR Tactical Moderate Growth	Rx MAR Tactical Growth
Not subject to expiration:
Short-term	$1,435	$419,534	$263,561
Long-term	—	—	—
	$1,435	$419,534	$263,561

As of October 31, 2015, the Rx MAR Tactical Growth Fund had $17,096 of qualified late-year ordinary loss which is deferred until fiscal year 2016 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

7.     Segregation of Assets:

Fund policy requires the custodian to segregate certain assets to cover portfolio transactions which are deemed to create leverage under Section 18(f) of the 1940 Act. Given certain operational efficiencies it is impractical to specify individual securities to be used for segregation purposes except for the initial margin of futures contracts. Therefore, the Funds’ custodian has been instructed to segregate all assets on a settled basis. A Fund will not enter into transactions deemed to create leverage in excess of the Fund’s ability to segregate up to 100% of its settled liquid assets.

8.     Cash Concentration:

At times, the Funds maintain cash balances at financial institutions in excess of Federally insured limits. The Funds monitor this credit risk and have not experienced any losses related to this risk.

Rx Funds Trust

Notes to Financial Statements (Continued) (Unaudited)

9.   Subsequent Events:

At a Board of Trustees Meeting of the Rx Funds Trust held on June 23, 2016, (the “Meeting”) the Board of Trustees (the “Board”) accepted the resignation of Newfound Research LLC as sub-adviser of the Rx Tactical Rotation Fund.

At the Meeting, the Board approved a new sub-advisory agreement between J.A. Forlines LLC and RiskX Investments on behalf of the Rx Tactical Rotation Fund and authorized the officers of the Trust to call a special meeting of shareholders to seek approval of the proposed investment sub-advisory agreement between RiskX Investments and J.A. Forlines LLC and that upon such approval, the name of the Fund be changed from the Rx Tactical Rotation Fund to the AI JAForlines Global Tactical Income Fund.

Also on June 23rd, the Board approved the termination of the Investment Sub-Advisory Agreement between Welton Fund Advisors (“Welton”) and RiskX Investments on behalf of the Rx MAR Tactical Moderate Growth Fund and the Rx MAR Tactical Growth Fund (the “MAR Funds”). As a result of the termination of the Welton Agreement, the Investment Sub-Advisory Agreement with Frame Global Asset Management Limited (“Frame Global”) also terminated on June 23, 2016.

In order to avoid a disruption of the MAR Funds’ investment management program, at the Meeting, the Trust’s Board approved a new sub-advisory agreement (the “New Sub-Advisory Agreement”) and an interim sub-advisory agreement (the “Interim Agreement”), each between RiskX Investments and Frame Global on behalf of the MAR Funds in accordance with Rule 15a-4 under the 1940 Act. The Interim Agreement became effective on June 23, 2016. The same portfolio management team consisting of Deborah Frame, of Frame Global, and Mr. Charles McNally, of RiskX Investments, will continue to manage the Funds’ portfolios. The Funds’ advisory fees, investment objectives, principal investment strategies and investment policies will remain the same.

The Interim Agreement will remain in effect with respect to the MAR Funds (i) for 150 days; (ii) until shareholders of each Fund approve the New Sub-Advisory Agreement between RiskX Investments and Frame Global at a special meeting of shareholders of the MAR Funds; or (iii) the Adviser or the Trust’s Trustees take other appropriate action. Also, at the Meeting, the Board approved that a special meeting of shareholders be called to obtain their approval of the proposed New Investment Sub-Advisory Agreement between RiskX Investments and Frame Global. Details regarding the special meeting of shareholders will be provided in a proxy statement.

Subsequent events occurring after April 30, 2016, have been evaluated for potential impact to this report through the date these Financial Statements and Notes to the Financial Statements were issued. There were no additional subsequent events to report that would have a material impact on the Funds’ Financial Statements and Notes to Financial Statements.

Rx Funds Trust

Additional Fund Information (Unaudited)

Portfolio Summaries

The Rx Funds Trust invested, as a percentage of net assets, in the following as of April 30, 2016:

Rx Tactical Rotation Fund
Portfolio Diversification	% of Net Assets
U.S. Equity Exchange Traded Products	86.7%
International Equity Exchange Traded Products	4.1
U.S. Fixed Income Exchange Traded Products	2.6
International Fixed Income Exchange Traded Products	1.9
U.S. Alternative Exchange Traded Product	0.8
Short-Term Investment	15.7
Total Investments	111.8%
Liabilities in excess of other assets	(11.8)
Net Assets	100.0%

Rx MAR Tactical Moderate Growth Fund
Portfolio Diversification	% of Net Assets
U.S. Fixed Income Exchange Traded Products	40.4%
U.S. Equity Exchange Traded Products	37.4
International Equity Exchange Traded Product	10.0
U.S. Alternative Exchange Traded Product	4.9
Short-Term Investment	8.5
Total Investments	101.2%
Liabilities in excess of other assets	(1.2)
Net Assets	100.0%

Rx MAR Tactical Growth Fund
Portfolio Diversification	% of Net Assets
U.S. Equity Exchange Traded Products	43.0%
U.S. Fixed Income Exchange Traded Products	40.2
International Equity Exchange Traded Product	10.0
U.S. Alternative Exchange Traded Product	5.1
Short-Term Investment	2.0
Total Investments	100.3%
Liabilities in excess of other assets	(0.3)
Net Assets	100.0%

Rx Funds Trust

Additional Fund Information (Unaudited) (Continued)

Table of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees; distribution and services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on November 1, 2015 at the beginning of the period and held for the entire period from November 1, 2015 through April 30, 2016.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 11/1/2015	Ending Account Value 4/30/2016	Expenses Paid During Period* 11/1/2015- 4/30/2016	Expense Ratio During Period**† 11/1/2015- 4/30/2016
Rx Tactical Rotation	Institutional Class Shares	$ 1,000.00	$ 983.30	$ 4.51	0.91%
Fund	Class A Shares	$ 1,000.00	$ 981.50	$ 6.38	1.29%
	Class C Shares	$ 1,000.00	$ 977.00	$ 9.41	1.91%

Rx MAR Tactical Moderate	Institutional Class Shares	$ 1,000.00	$ 1,005.90	$ 2.69	0.54%
Growth Fund	Class A Shares	$ 1,000.00	$ 1,004.30	$ 4.73	0.95%
	Class C Shares	$ 1,000.00	$ 1,000.30	$ 7.86	1.58%

Rx MAR Tactical Growth	Institutional Class Shares	$ 1,000.00	$ 982.20	$ 3.25	0.66%
Fund	Class A Shares	$ 1,000.00	$ 980.50	$ 5.17	1.05%
	Class C Shares	$ 1,000.00	$ 977.30	$ 8.21	1.67%

*

Expenses paid during the period are equal to the annualized expense ratio (for the six-month period) for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

**	Annualized.
†	Does not include expenses of the investment companies in which the Funds invest.

Rx Funds Trust

Additional Fund Information (Unaudited) (Continued)

Table of Shareholder Expenses (continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 11/1/2015	Ending Account Value 4/30/2016	Expenses Paid During Period* 11/1/2015- 4/30/2016	Expense Ratio During Period**† 11/1/2015- 4/30/2016
Rx Tactical Rotation	Institutional Class Shares	$ 1,000.00	$ 1,020.32	$ 4.59	0.91%
Fund	Class A Shares	$ 1,000.00	$ 1,018.43	$ 6.49	1.29%
	Class C Shares	$ 1,000.00	$ 1,015.34	$ 9.59	1.91%

Rx MAR Tactical Moderate	Institutional Class Shares	$ 1,000.00	$ 1,022.16	$ 2.71	0.54%
Growth Fund	Class A Shares	$ 1,000.00	$ 1,020.16	$ 4.77	0.95%
	Class C Shares	$ 1,000.00	$ 1,016.96	$ 7.92	1.58%

Rx MAR Tactical Growth	Institutional Class Shares	$ 1,000.00	$ 1,021.56	$ 3.32	0.66%
Fund	Class A Shares	$ 1,000.00	$ 1,019.66	$ 5.27	1.05%
	Class C Shares	$ 1,000.00	$ 1,016.56	$ 8.37	1.67%

*

Expenses paid during the period are equal to the annualized expense ratio (for the six-month period) for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

**	Annualized.
†	Does not include expenses of the investment companies in which the Funds invest.

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Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6.  Schedule of Investments.

The Schedules of Investments has been provided under Item 1 of this Form N-CSR for the Rx Funds Trust.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.     Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The Board of Trustees has not adopted procedures by which shareholders may recommend nominees to the Board.

Item 11.  Controls and Procedures.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)        Not applicable – only for annual reports.

(a)(2)	Certification of Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

(a)(3)      Not applicable – only for annual reports.

(b)	Certification of Chief Executive Officer and Chief Financial Officer of the Registrant, as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rx Funds Trust

By (Signature and Title)

/s/ John J. Pileggi
John J. Pileggi
President

Date: July 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ John J. Pileggi
John J. Pileggi
President

Date: July 7, 2016

By (Signature and Title)

/s/ Terrance P. Gallagher
Terrance P. Gallagher
Treasurer and Principal Financial Accounting Officer

Date: July 7, 2016